Earnings (Losses) Per Share (Details) - Schedule of Basic and Diluted Earnings (Losses) Per Share - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Numerator for basic and diluted earnings (losses) per share:
Net income (loss) (in Dollars)	$ (64,351)	$ (79,065)	$ 15,527
Weighted average ordinary shares outstanding:
Denominator for basic earnings (losses) per share	49,160,266	49,791,659	47,079,358
Effect of dilutive securities:
Employee share options, RSUs, PSUs and Warrants			1,520,737
Denominator for diluted earnings (losses) per share	49,160,266	49,791,659	48,600,095
Basic earnings (losses) per share (in Dollars per share)	$ (1.31)	$ (1.59)	$ 0.33
Diluted earnings (losses) per share (in Dollars per share)	$ (1.31)	$ (1.59)	$ 0.32